Financial Obligations (Details)						1 Months Ended	12 Months Ended
	Aug. 06, 2021	Jul. 01, 2021 PEN (S/)	Jan. 08, 2019	Feb. 01, 2013 PEN (S/)	Feb. 01, 2013 USD ($)	Nov. 26, 2018	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2021 USD ($)
Financial Obligations (Details) [Line Items]
Company loans		S/ 110,000,000			$ 300,000,000
Percent of annual effective interest rate		1.55%			4.50%
Maturity date		Dec. 23, 2022
Total net proceeds				S/ 762,067,000	$ 293,646,000
Description of senior notes			The General Shareholders’ Meeting held on January 8, 2019, approved the issuance of Senior Notes denominated in Soles in the local market up to the maximum amount of S/1,000,000,000 through the Second Corporate Bonds Program of Pacasmayo, whose purpose was to settle the mid-term loans described in the previous paragraph. On January 31, 2019, senior notes were issued for: i) S/260,000,000 at a rate of 6.688 percent per year and maturity of 10 years and; ii) S/310,000,000 at a rate of 6.844 percent per year and maturity of 15 years.			the Company acquired Senior Notes totaling US$168,388,000. Consequently, the Senior Notes balance in US dollars was US$131,612,000, in periods as of December 31, 2022 and 2021. To finance this acquisition, the Company issued medium-term promissory notes from Banco de Crédito del Perú (bridge loans) for a total of S/580,769,000, which were canceled with the issuance of the Senior Notes denominated in Soles in January 2019, as explained below.	On the other hand, as a consequence of the purchase of the Senior Notes denominated in US dollars, the Company’s Management considers that it was not necessary to continue with all the derivative financial instruments that were previously used to hedge those liabilities. For this reason, during December 2018, the Company settled US$150,000,000 of a total of US$300,000,000 nominal amount of derivatives then outstanding. In 2021, the Company settled derivative financial instruments of negotiation recognized at fair value through profit or loss for US$18,000,000. The loss obtained from this settlement amounted to approximately S/1,569,000, which was presented in cumulative net loss on settlement of derivative financial instruments caption from the consolidated statement of profit and loss for the year ended December 31, 2021, see note 31(a).	On the other hand, as a consequence of the purchase of the Senior Notes denominated in US dollars, the Company’s Management considers that it was not necessary to continue with all the derivative financial instruments that were previously used to hedge those liabilities. For this reason, during December 2018, the Company settled US$150,000,000 of a total of US$300,000,000 nominal amount of derivatives then outstanding. In 2021, the Company settled derivative financial instruments of negotiation recognized at fair value through profit or loss for US$18,000,000. The loss obtained from this settlement amounted to approximately S/1,569,000, which was presented in cumulative net loss on settlement of derivative financial instruments caption from the consolidated statement of profit and loss for the year ended December 31, 2021, see note 31(a).
Derivative contracts | $								$ 132,000,000		$ 132,000,000
Description of financial covenants ratio							The financial covenants related to the Senior Notes denominated US dollars and soles state that if the Company and its guarantor subsidiaries issue debt or equity instruments, merges with another company or dispose or rents significant assets, the Senior Notes will trigger the following financial covenants, calculated based on the Company and Guarantee Subsidiaries annual consolidated financial statements: -A fixed charge covenant ratio of at least 2.5 to 1. -A consolidated debt-to-EBITDA ratio of no greater than 3.5 to 1.	The financial covenants related to the Senior Notes denominated US dollars and soles state that if the Company and its guarantor subsidiaries issue debt or equity instruments, merges with another company or dispose or rents significant assets, the Senior Notes will trigger the following financial covenants, calculated based on the Company and Guarantee Subsidiaries annual consolidated financial statements: -A fixed charge covenant ratio of at least 2.5 to 1. -A consolidated debt-to-EBITDA ratio of no greater than 3.5 to 1.
Profit or loss							S/ 176,828,000		S/ 153,170,000		S/ 57,894,000
Description of Medium-term Corporate Loan under	the Company established the conditions of a medium-term corporate loan under “Club Deal” modality with Banco de Crédito del Perú S.A. and Scotiabank Perú S.A.A. The loan amounts to S/860,000,000 that will allow the payment of all the financial obligations that the Company maintains with a maturity until February 2023 and will be disbursed based on the maturity of each of these obligations. The disbursements amounted to S/449,000,000 and were made during 2022 and were used to pay the loans mentioned in section (b). The loan conditions include a grace / availability period of 18 months from August 6 and a payment term of 7 years from the last disbursement, which is estimated for the Company estimates will occur in February 2023. Since that date, the loan will be paid in 22 equal quarterly installments and has an annual interest rate of 5.82 percent.As part of the loan conditions, the Company has assumed the following obligations: I.Comply with the following financial covenants: a.Debt Ratio (Financial Debt / EBITDA) <= 3.50x b.Debt Service Coverage Ratio (FCSD / SD)> = 1.15x c.Debt Service Coverage Ratio (EBITDA / SD) = 1.50x These financial safeguards will be calculated and verified at the end of each calendar quarter, considering the information of the consolidated financial statements of the Company for the last 12 months, prepared in accordance with IFRS.
Financial guarantee contracts [member]
Financial Obligations (Details) [Line Items]
Profit or loss							S/ 60,225,000		63,333,000		S/ 60,857,000
Due on January 2022 [Member]
Financial Obligations (Details) [Line Items]
Company loans									S/ 79,500,000
Percent of annual effective interest rate									2.62%			2.62%
Due on July 2022 [Member]
Financial Obligations (Details) [Line Items]
Percent of annual effective interest rate									1.80%			1.80%
Company maintains loans | $												$ 18,000,000